SEMI-ANNUAL REPORT

                                 [LOGO OMITTED]
                                   GOLDEN OAK
                                 FAMILY OF FUNDS





                                  JULY 31, 2002





                                 THE ARBOR FUND

                                   Advised by
                                 [LOGO OMITTED]
                           CB Capital Management, Inc.

TABLE OF CONTENTS

Statements of Net Assets ............................................  2

Statements of Operations ............................................ 23

Statements of Changes in Net Assets ................................. 24

Financial Highlights ................................................ 26

Notes to Financial Statements ....................................... 28

Shareholder Voting Results .......................................... 34

STATEMENT OF NET ASSETS
July 31, 2002

GROWTH                                         Value
PORTFOLIO                          Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.5%

AEROSPACE/DEFENSE -- 2.5%
General Dynamics .................  5,700    $   461
Lockheed Martin .................. 11,400        731

--------------------------------------------------------------------------------
        Total Aerospace/Defense ..             1,192
--------------------------------------------------------------------------------

AUTOPARTS -- 0.8%
Delphi ........................... 37,500        373

--------------------------------------------------------------------------------
        Total Autoparts ..........               373
--------------------------------------------------------------------------------

BANKS -- 2.6%
North Fork Bancorporation ........ 15,000        609
Wachovia ......................... 18,700        670

--------------------------------------------------------------------------------
        Total Banks ..............             1,279
--------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 6.8%
Intuit* .......................... 15,500        682
Microsoft* ....................... 54,400      2,610

--------------------------------------------------------------------------------
        Total Computer Software ..             3,292
--------------------------------------------------------------------------------

COMPUTERS & SERVICES -- 6.7%
Affiliated Computer Services,
  Cl A* .......................... 10,100        474
Cisco Systems* ................... 99,000      1,306
Dell Computer* ................... 41,300      1,030
International Business
  Machines .......................  6,500        458

--------------------------------------------------------------------------------
        Total Computers & Services             3,268
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 3.2%
Ball ............................. 11,000        473
Fortune Brands ................... 11,900        623
Pactiv* .......................... 23,900        434

--------------------------------------------------------------------------------
        Total Consumer Products ..             1,530
--------------------------------------------------------------------------------

COSMETICS & TOILETRIES -- 2.7%
Procter & Gamble ................. 14,900      1,326

--------------------------------------------------------------------------------
        Total Cosmetics & Toiletries           1,326
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 10.2%
3M ...............................  5,700        717
General Electric ................. 92,200      2,969
Illinois Tool Works ..............  7,800        515
Pitney Bowes ..................... 19,400        756

--------------------------------------------------------------------------------
        Total Diversified Manufacturing        4,957
--------------------------------------------------------------------------------

                                               Value
                                   Shares      (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.8%
American Express ................. 21,200    $   748
Concord EFS* ..................... 21,300        415
H&R Block ........................ 11,600        560
MBNA ............................. 31,050        602

--------------------------------------------------------------------------------
        Total Financial Services .             2,325
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 5.6%
Coca-Cola ........................ 18,300        914
Conagra Foods .................... 25,000        628
Kraft Foods, Cl A ................ 14,200        525
Philip Morris .................... 14,000        645

--------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco         2,712
--------------------------------------------------------------------------------

INSURANCE -- 1.3%
Progressive ...................... 12,600        644

--------------------------------------------------------------------------------
        Total Insurance ..........               644
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SERVICES -- 10.8%
Aetna ............................ 10,800        472
Baxter International ............. 11,000        439
Johnson & Johnson ................ 31,800      1,686
St. Jude Medical* ................ 12,800        486
Tenet Healthcare* ................ 13,950        665
UnitedHealth Group ...............  9,900        868
Wellpoint Health Networks* .......  8,900        636

--------------------------------------------------------------------------------
        Total Medical Products & Services      5,252
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS SERVICES -- 1.1%
Fiserv* .......................... 15,700        540

--------------------------------------------------------------------------------
        Total Miscellaneous Business Services    540
--------------------------------------------------------------------------------

MULTIMEDIA -- 1.6%
Viacom, Cl B* .................... 20,200        786

--------------------------------------------------------------------------------
        Total Multimedia .........               786
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 1.4%
BJ Services* ..................... 20,700        660

--------------------------------------------------------------------------------
        Total Petroleum & Fuel Products          660
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

GROWTH                                         Value
PORTFOLIO (concluded)              Shares      (000)
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 10.0%
AmerisourceBergen ................ 10,800    $   723
Amgen* ........................... 12,000        548
Forest Laboratories* .............  9,500        736
Pfizer ........................... 87,550      2,832

--------------------------------------------------------------------------------
        Total Pharmaceuticals ....             4,839
--------------------------------------------------------------------------------

RECREATION -- 1.2%
Harrah's Entertainment* .......... 12,400        587

--------------------------------------------------------------------------------
        Total Recreation .........               587
--------------------------------------------------------------------------------

RETAIL -- 12.1%
Autozone* ........................  8,600        634
Kohl's* ..........................  8,400        554
Lowe's ........................... 13,600        515
Ltd Brands ....................... 24,900        447
Ross Stores ...................... 13,400        505
Sears Roebuck .................... 10,300        486
Staples* ......................... 30,800        514
Wal-Mart Stores .................. 29,500      1,451
Yum! Brands* ..................... 24,000        742

--------------------------------------------------------------------------------
        Total Retail .............             5,848
--------------------------------------------------------------------------------

SCHOOLS -- 0.8%
Apollo Group, Cl A* ..............  9,550        375

--------------------------------------------------------------------------------
        Total Schools ............               375
--------------------------------------------------------------------------------

SEMI-CONDUCTORS/INSTRUMENTS -- 7.2%
Fairchild Semiconductor
    International, Cl A* ......... 20,600        367
Intel ............................ 85,900      1,614
Kla-Tencor* ...................... 10,600        418
Microchip Technology* ............ 18,400        405
Texas Instruments ................ 28,800        667

--------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments      3,471
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES -- 2.1%
FedEx ............................ 12,300        627
USA Interactive* ................. 16,900        372

--------------------------------------------------------------------------------
        Total Transportation Services            999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Total Common Stock
           (Cost $53,273) ........            46,255
--------------------------------------------------------------------------------

                                    Face
                                   Amount      Value
                                    (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.9%
Morgan Stanley (A)
    1.780%, dated 07/31/02, matures
    08/01/02, repurchase price
    $2,392,697 (collateralized by
    U.S. Treasury Obligations,
    total market
    value $2,440,546) ............ $2,393    $ 2,393

--------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $2,393) .........             2,393
--------------------------------------------------------------------------------
        Total Investments -- 100.4%
           (Cost $55,666) ........            48,648
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.4)%
Investment Advisory Fee Payable ..               (30)
Administration Fee Payable .......                (8)
Distribution Fee Payable .........                (1)
Other Assets and Liabilities .....              (178)

--------------------------------------------------------------------------------
        Total Other Assets and Liabilities, Net (217)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Institutional Shares
    (unlimited authorization --
    no par value) based on
    6,174,467 outstanding
    shares of beneficial
    interest .....................            72,298
Paid-in-Capital -- Class A Shares
    (unlimited authorization --
    no par value) based on
    904,672 outstanding
    shares of beneficial
    interest .....................            14,503
Accumulated net investment loss ..               (94)
Accumulated net realized loss on
    investments ..................           (31,258)
Net unrealized depreciation on
    investments ..................            (7,018)

--------------------------------------------------------------------------------
Total Net Assets -- 100.0% .......          $ 48,431
--------------------------------------------------------------------------------

Net Asset Value, Offering and
    Redemption Price Per Share --
    Institutional Shares .........             $6.87
Net Asset Value and Redemption
    Price Per Share --
    Class A Shares ...............             $6.62
Maximum Offering Price Per Share --
    Class A Shares
    ($6.62 / 94.25%) .............             $7.02

--------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
CI -- Class

    The accompanying notes are an integral part of the financial statements.

July 31, 2002

VALUE                                          Value
PORTFOLIO                          Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.0%

AEROSPACE/DEFENSE -- 1.3%
Boeing ........................... 23,300    $   967

--------------------------------------------------------------------------------
        Total Aerospace/Defense ..               967
--------------------------------------------------------------------------------

AUTOMOTIVE -- 2.6%
Autonation* ...................... 50,000        675
Lear* ............................ 27,500      1,185

--------------------------------------------------------------------------------
        Total Automotive .........             1,860
--------------------------------------------------------------------------------

BANKS -- 9.2%
Bank of America .................. 24,400      1,622
National Commerce Financial ...... 14,400        371
Sovereign Bancorp ................ 26,800        388
Union Planters ................... 29,200        895
Wachovia ......................... 55,700      1,994
Wells Fargo ...................... 27,600      1,404

--------------------------------------------------------------------------------
        Total Banks ..............             6,674
--------------------------------------------------------------------------------

BUILDING & CONSTRUCTION -- 1.2%
Masco ............................ 36,500        883

--------------------------------------------------------------------------------
        Total Building & Construction            883
--------------------------------------------------------------------------------

CHEMICALS -- 1.9%
Eastman Chemical ................. 31,100      1,378

--------------------------------------------------------------------------------
        Total Chemicals ..........             1,378
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.0%
Motorola ......................... 26,100        303
Nokia Oyj ADR .................... 34,300        425

--------------------------------------------------------------------------------
        Total Communications Equipment           728
--------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 1.2%
BMC Software* .................... 66,700        897

--------------------------------------------------------------------------------
        Total Computer Software ..               897
--------------------------------------------------------------------------------

COMPUTERS & SERVICES -- 1.5%
Cisco Systems* ................... 26,800        353
Computer Sciences* ...............  6,300        233
Lexmark International* ........... 10,200        499

--------------------------------------------------------------------------------
        Total Computers & Services             1,085
--------------------------------------------------------------------------------

                                               Value
                                   Shares      (000)
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 4.0%
Clorox ........................... 27,100    $ 1,044
Newell Rubbermaid ................ 26,500        797
Procter & Gamble ................. 11,600      1,032

--------------------------------------------------------------------------------
        Total Cosmetics & Toiletries           2,873
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 2.7%
Coca-Cola Enterprises ............ 41,900        780
Honeywell International .......... 37,600      1,217

--------------------------------------------------------------------------------
        Total Diversified Manufacturing        1,997
--------------------------------------------------------------------------------

ELECTRICAL UTILITIES/SERVICES -- 2.3%
Edison International* ............ 35,300        462
FirstEnergy ...................... 20,900        643
FPL Group ........................  9,500        538

--------------------------------------------------------------------------------
        Total Government Agencies              1,643
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 16.1%
American Express ................. 38,600      1,361
Bear Stearns ..................... 19,300      1,162
Citigroup ........................ 42,533      1,426
Countrywide Credit Industry ...... 13,200        671
Fannie Mae ....................... 14,700      1,101
Goldman Sachs Group .............. 12,000        878
H&R Block ........................ 26,400      1,275
Lehman Brothers Holdings ......... 25,700      1,457
Merrill Lynch .................... 21,200        756
Morgan Stanley ................... 21,900        884
XL Capital, Cl A .................  9,200        682

--------------------------------------------------------------------------------
        Total Financial Services .            11,653
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 3.6%
Kraft Foods, Cl A ................ 24,400        903
RJ Reynolds Tobacco Holdings ..... 13,700        748
Winn-Dixie Stores ................ 61,900        975

--------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco         2,626
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

VALUE                                          Value
PORTFOLIO (continued)               Shares     (000)
--------------------------------------------------------------------------------
INSURANCE -- 5.9%
Allstate ......................... 32,600    $ 1,239
American International Group ..... 20,425      1,306
Marsh & McLennan ................. 15,000        719
MGIC Investment .................. 16,100      1,014

--------------------------------------------------------------------------------
        Total Insurance ..........             4,278
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SERVICES -- 5.2%
Anthem* .......................... 31,200      2,118
Johnson & Johnson ................ 14,000        742
Triad Hospitals* ................. 22,400        895

--------------------------------------------------------------------------------
        Total Medical Products & Services      3,755
--------------------------------------------------------------------------------

METALS & METAL INDUSTRIES -- 1.2%
Alcan ............................ 30,700        854

--------------------------------------------------------------------------------
        Total Metals & Metal Industries          854
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS SERVICES -- 2.3%
Cendant* .........................118,600      1,639

--------------------------------------------------------------------------------
        Total Miscellaneous Business Services  1,639
--------------------------------------------------------------------------------

PAPER & PAPER PRODUCTS -- 3.1%
Temple-Inland .................... 32,200      1,729
Weyerhaeuser .....................  9,200        541

--------------------------------------------------------------------------------
        Total Paper & Paper Products           2,270
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 2.7%
KeySpan .......................... 15,600        545
Sempra Energy .................... 10,100        214
Tidewater ........................ 46,000      1,238

--------------------------------------------------------------------------------
        Total Petroleum & Fuel Products        1,997
--------------------------------------------------------------------------------

PETROLEUM REFINING -- 6.6%
Apache ........................... 29,910      1,540
ENSCO International .............. 45,000      1,163
Exxon Mobil ...................... 55,864      2,054

--------------------------------------------------------------------------------
        Total Petroleum Refining .             4,757
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.9%
AdvancePCS* ...................... 22,700        509
AmerisourceBergen ................  3,300        221
Express Scripts, Cl A* ........... 12,000        624

--------------------------------------------------------------------------------
        Total Pharmaceuticals ....             1,354
--------------------------------------------------------------------------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
Eastman Kodak .................... 15,400        474

--------------------------------------------------------------------------------
        Total Photographic Equipment & Supplies  474
--------------------------------------------------------------------------------

                                    Shares/
                                  Face Amount  Value
                                     (000)     (000)
--------------------------------------------------------------------------------
RECREATION -- 3.5%
Carnival ......................... 52,200    $ 1,384
Walt Disney ...................... 66,000      1,170

--------------------------------------------------------------------------------
        Total Recreation .........             2,554
--------------------------------------------------------------------------------

RETAIL -- 5.1%
Abercrombie & Fitch, Cl A* ....... 51,000      1,152
Federated Department Stores* ..... 44,000      1,655
JC Penney ........................ 20,400        359
Toys "R" Us* ..................... 42,200        569

--------------------------------------------------------------------------------
        Total Retail .............             3,735
--------------------------------------------------------------------------------

SEMI-CONDUCTORS/INSTRUMENTS -- 2.0%
Applied Materials* ............... 31,000        461
Fairchild Semiconductor
    International, Cl A* ......... 34,500        615
National Semiconductor* .......... 23,200        420

--------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments      1,496
--------------------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATION -- 4.9%
Nextel Communications, Cl A* ..... 70,300        403
SBC Communications ............... 48,400      1,339
Verizon Communications ........... 54,400      1,795

--------------------------------------------------------------------------------
        Total Telephones & Telecommunication   3,537
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES -- 1.3%
CSX .............................. 27,400        947

--------------------------------------------------------------------------------
        Total Transportation Services            947
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Total Common Stock
           (Cost $76,079) ........            68,911
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.8%
Morgan Stanley (A)
    1.550%, dated 07/31/02, matures
    08/01/02, repurchase price
    $3,512,091 (collateralized
    by U.S. Treasury Notes,
    total market value
    $3,583,180) ..................$ 3,512      3,512

--------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $3,512) .........             3,512
--------------------------------------------------------------------------------
        Total Investments -- 99.8%
           (Cost $79,591) ........            72,423
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2002


VALUE                                          Value
PORTFOLIO (concluded)                          (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%         $   (44)
Administration Fee Payable .......               (12)
Distribution Fee Payable .........                (1)
Other Assets and Liabilities .....               189

--------------------------------------------------------------------------------
        Total Other Assets and
          Liabilities, Net .......               132

--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Institutional Shares
    (unlimited authorization --
    no par value)
    based on 9,622,097
    outstanding shares of
    beneficial interest ..........            75,793
Paid-in-Capital -- Class A Shares
   (unlimited authorization --
    no par value)
    based on 1,043,717
    outstanding shares of
    beneficial interest ..........            10,033
Undistributed net investment
    income .......................                46
Accumulated net realized
    loss on investments ..........            (6,149)
Net unrealized depreciation
    on investments ...............            (7,168)

--------------------------------------------------------------------------------
Total Net Assets -- 100.0% .......           $72,555
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
    Price Per Share --
    Institutional Shares .........             $6.79
Net Asset Value and Redemption
    Price Per Share --
    Class A Shares ...............             $6.75
Maximum Offering Price Per Share --
    Class A Shares
    ($6.75 / 94.25%) .............             $7.16

--------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

SMALL CAP VALUE                                Value
PORTFOLIO                           Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.9%

AEROSPACE/DEFENSE -- 3.4%
DRS Technologies* ................  8,000    $   286
Elbit Systems .................... 23,900        377
United Defense Industries* ....... 35,100        764

--------------------------------------------------------------------------------
        Total Aerospace/Defense ..             1,427
--------------------------------------------------------------------------------

AIR TRANSPORTATION -- 1.5%
Offshore Logistics* .............. 32,300        600

--------------------------------------------------------------------------------
        Total Air Transportation .               600
--------------------------------------------------------------------------------

APPAREL/TEXTILES -- 5.0%
Columbia Sportswear* ............. 20,000        699
The First Years .................. 60,000        586
Tommy Hilfiger* .................. 59,000        770

--------------------------------------------------------------------------------
        Total Apparel/Textiles ...             2,055
--------------------------------------------------------------------------------

AUTOMOTIVE -- 4.5%
ArvinMeritor ..................... 29,000        614
Lear* ............................  5,000        216
Modine Manufacturing ............. 10,400        244
Polaris Industries ............... 11,400        775

--------------------------------------------------------------------------------
        Total Automotive .........             1,849
--------------------------------------------------------------------------------

BANKS -- 8.5%
Colonial BancGroup ............... 52,500        755
PFF Bancorp ......................  5,000        173
Republic Bancorp ................. 18,300        247
Sky Financial Group .............. 13,800        283
Sovereign Bancorp ................ 15,000        217
Washington Federal ............... 37,000        925
Webster Financial ................ 24,600        910

--------------------------------------------------------------------------------
        Total Banks ..............             3,510
--------------------------------------------------------------------------------

BUILDING & CONSTRUCTION -- 3.2%
Dycom Industries* ................ 22,300        215
Lafarge North America ............ 12,600        418
Lennox International ............. 21,500        357
York International ............... 10,600        340

--------------------------------------------------------------------------------
        Total Building & Construction          1,330
--------------------------------------------------------------------------------

                                               Value
                                    Shares     (000)
--------------------------------------------------------------------------------
CHEMICALS -- 4.9%
Albemarle ........................ 28,000    $   828
Ferro ............................ 26,300        760
Lubrizol ......................... 15,000        456

--------------------------------------------------------------------------------
        Total Chemicals ..........             2,044
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.4%
3Com* ............................ 98,000        442
Ditech Communications* ........... 90,000        187
Harris ........................... 21,700        697
Universal Electronics* ...........  9,600         91

--------------------------------------------------------------------------------
        Total Communications Equipment         1,417
--------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 4.4%
Midway Games* .................... 63,600        293
Progress Software* ............... 28,000        390
Sybase* .......................... 50,200        610
Take-Two Interactive Software* ... 24,900        516

--------------------------------------------------------------------------------
        Total Computer Software ..             1,809
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 4.2%
American Greetings, Cl A ......... 34,000        546
K-Swiss, Cl A .................... 14,600        286
Timberland, Cl A* ................ 23,700        899

--------------------------------------------------------------------------------
        Total Consumer Products ..             1,731
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 1.8%
Applied Films* ...................  1,000          8
Crane ............................  8,300        191
Lancaster Colony ................. 15,000        561

--------------------------------------------------------------------------------
        Total Diversified Manufacturing          760
--------------------------------------------------------------------------------

ELECTRICAL UTILITIES/SERVICES -- 2.2%
Idacorp ..........................  4,100        105
Madison Gas & Electric ........... 29,500        821

--------------------------------------------------------------------------------
        Total Electrical Utilities/Services      926
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.1%
LaBranche* ....................... 22,200        444

--------------------------------------------------------------------------------
        Total Financial Services .               444
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

July 31, 2002

SMALL CAP VALUE                                Value
PORTFOLIO (continued)              Shares      (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 5.9%
Constellation Brands, Cl A* ...... 28,500    $   819
Coors (Adolph), Cl B .............  9,800        592
Interstate Bakeries .............. 25,000        651
J&J Snack Foods* .................  9,400        376

--------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco         2,438
--------------------------------------------------------------------------------

HOUSEHOLD FURNITURE & FIXTURES -- 2.4%
American Woodmark ................  8,800        403
Ethan Allen Interiors ............ 19,500        609

--------------------------------------------------------------------------------
        Total Household Furniture & Fixtures   1,012
--------------------------------------------------------------------------------

INSURANCE -- 2.9%
Mony Group .......................  1,500         46
Phoenix .......................... 21,400        339
Selective Insurance Group ........ 32,000        816

--------------------------------------------------------------------------------
        Total Insurance ..........             1,201
--------------------------------------------------------------------------------

MACHINERY -- 0.4%
AGCO* ............................  8,500        152

--------------------------------------------------------------------------------
        Total Machinery ..........               152
--------------------------------------------------------------------------------

MEASURING DEVICES -- 2.0%
Orbotech* ........................ 18,400        375
Photon Dynamics* ................. 17,000        443

--------------------------------------------------------------------------------
        Total Measuring Devices ..               818
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SERVICES -- 4.4%
Datascope ........................ 24,500        638
Dentsply International ........... 15,400        611
Edwards Lifesciences* ............ 11,000        268
Hooper Holmes .................... 55,000        323

--------------------------------------------------------------------------------
        Total Medical Products & Services      1,840
--------------------------------------------------------------------------------

METALS & MINING -- 0.3%
Quanex ...........................  3,500        123

--------------------------------------------------------------------------------
        Total Metals & Mining ....               123
--------------------------------------------------------------------------------

                                               Value
                                   Shares      (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 0.5%
Forrester Research* .............. 14,600    $   210

--------------------------------------------------------------------------------
        Total Miscellaneous Business Services    210
--------------------------------------------------------------------------------

OFFICE FURNITURE & FIXTURES -- 3.3%
HON Industries ................... 29,000        783
IKON Office Solutions ............ 28,300        258
Wallace Computer Services ........ 19,000        335

--------------------------------------------------------------------------------
        Total Office Furniture & Fixtures      1,376
--------------------------------------------------------------------------------

PAPER & PAPER PRODUCTS -- 3.0%
Boise Cascade .................... 13,000        377
Glatfelter ....................... 50,000        742
Rock-Tenn, Cl A ..................  8,600        103

--------------------------------------------------------------------------------
        Total Paper & Paper Products           1,222
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 3.9%
Atwood Oceanics* ................. 13,500        443
Helmerich & Payne ................ 22,000        730
Tidewater ........................ 15,900        428

--------------------------------------------------------------------------------
        Total Petroleum & Fuel Products        1,601
--------------------------------------------------------------------------------

PHARMACY SERVICES -- 0.3%
Syncor International* ............  4,300        126

--------------------------------------------------------------------------------
        Total Pharmacy Services ..               126
--------------------------------------------------------------------------------

PRINTING & PUBLISHING -- 1.6%
McClatchy, Cl A .................. 12,100        674

--------------------------------------------------------------------------------
        Total Printing & Publishing              674
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 7.6%
CBL & Associates Properties ...... 18,000        660
Post Properties .................. 22,600        666
Reckson Associates Realty ........ 30,000        686
Washington Real Estate ........... 15,000        393
Weingarten Realty Investors ...... 20,000        742

--------------------------------------------------------------------------------
        Total Real Estate Investment Trusts    3,147
--------------------------------------------------------------------------------

RESTAURANTS -- 1.7%
Jack in the Box* ................. 25,200        698

--------------------------------------------------------------------------------
        Total Restaurants ........               698
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

                                    Shares/
SMALL CAP VALUE                  Face Amount  Value
PORTFOLIO (concluded)               (000)     (000)
--------------------------------------------------------------------------------
RETAIL -- 3.5%
AnnTaylor Stores* ................ 33,500    $   832
Electronics Boutique Holdings* ... 15,800        412
Skechers U.S.A., Cl A* ........... 12,900        207

--------------------------------------------------------------------------------
        Total Retail .............             1,451
--------------------------------------------------------------------------------

SEMI-CONDUCTORS/INSTRUMENTS -- 5.0%
BEI Technologies ................. 22,400        246
Cohu ............................. 27,600        423
DSP Group* ....................... 25,500        429
Genesis Microchip* ............... 17,500        111
LTX* ............................. 22,000        216
Skyworks Solutions* .............. 33,300         97
Three-Five Systems* .............. 24,400        148
Zoran* ........................... 27,550        393

--------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments      2,063
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES -- 1.1%
Roadway .......................... 15,200        446

--------------------------------------------------------------------------------
        Total Transportation Services            446
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Total Common Stock
           (Cost $38,844) ........            40,500
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.4%
Morgan Stanley (A)
    1.550%, dated 07/31/02, matures
    08/01/02, repurchase price
    $994,880 (collateralized by
    U.S. Treasury Notes,
    total market value
    $1,015,018) .................. $  995        995

--------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $995) ...........               995
--------------------------------------------------------------------------------
        Total Investments -- 100.3%
           (Cost $39,839) ........            41,495
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.3)%
Investment Advisory Fee Payable ..               (35)
Administration Fee Payable .......                (7)
Distribution Fee Payable .........                (1)
Other Assets and Liabilities .....               (93)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Total Other Assets and
           Liabilities, Net ......              (136)
--------------------------------------------------------------------------------

                                              Value
                                              (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Institutional
    Shares (unlimited authorization --
    no par value)
    based on 3,158,999 outstanding
    shares of beneficial interest            $25,649
Paid-in-Capital -- Class A Shares
    (unlimited authorization --
    no par value)
    based on 590,134
    outstanding shares of
    beneficial interest ..........             6,354
Distributions in excess of
    net investment income ........               (16)
Accumulated net realized
    gain on investments ..........             7,716
Net unrealized appreciation
    on investments ...............             1,656

--------------------------------------------------------------------------------
Total Net Assets -- 100.0% .......           $41,359
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares   $11.01
Net Asset Value and Redemption
    Price Per Share -- Class A Shares         $10.99
Maximum Offering Price Per Share --
    Class A Shares ($10.99 / 94.25%)          $11.66

--------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class

    The accompanying notes are an integral part of the financial statements.

July 31, 2002

INTERNATIONAL EQUITY                           Value
PORTFOLIO                           Shares     (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 94.3%

CANADA -- 0.3%
Tembec* ..........................  20,000    $   164

--------------------------------------------------------------------------------
        Total Canada .............                164
--------------------------------------------------------------------------------

CHINA -- 0.2%
Aluminum .........................  676,000       107

--------------------------------------------------------------------------------
        Total China ..............                107
--------------------------------------------------------------------------------

DENMARK -- 2.6%
Carlsberg ........................  14,260        668
ISS* .............................  12,666        547

--------------------------------------------------------------------------------
        Total Denmark ............              1,215
--------------------------------------------------------------------------------

FRANCE -- 12.9%
Aventis ..........................  14,675        964
Carrefour ........................  17,782        774
Cie de Saint-Gobain ..............  19,401        580
Cie Generale D'Optique
    Essilor International ........  24,364        908
Credit Agricole ..................  40,675        833
TotalFinaElf .....................   7,347      1,062
Valeo ............................  15,157        604
Wavecom* .........................   5,000        210

--------------------------------------------------------------------------------
        Total France .............              5,935
--------------------------------------------------------------------------------

GERMANY -- 6.1%
Deutsche Bank ....................  11,430        669
E.ON .............................  14,428        703
Infineon Technologies* ...........  29,005        413
Muenchener Rueckversicherungs ....   3,985        785
Puma AG Rudolf Dassler Sport .....   5,000        260

--------------------------------------------------------------------------------
        Total Germany ............              2,830
--------------------------------------------------------------------------------

GREECE -- 0.0%
Greek Organization
    of Football Prognostics ......  43,042          1

--------------------------------------------------------------------------------
        Total Greece .............                  1
--------------------------------------------------------------------------------

                                               Value
                                    Shares     (000)
--------------------------------------------------------------------------------
HONG KONG -- 3.3%
China Mobile Ltd.* ...............  208,000   $   576
Clear Media* .....................  100,000        66
Esprit Holdings ..................   49,000        87
Shangri-La Asia ..................  274,000       195
Swire Pacific ....................   86,500       391
Texwinca Holdings ................  300,000       217

--------------------------------------------------------------------------------
        Total Hong Kong ..........              1,532
--------------------------------------------------------------------------------

IRELAND -- 0.5%
Anglo Irish Bank .................  35,000        217

--------------------------------------------------------------------------------
        Total Ireland ............                217
--------------------------------------------------------------------------------

JAPAN -- 18.0%
Amada ............................ 135,000        643
Autobacs Seven ...................  15,300        488
Hitachi .......................... 125,000        720
Ito-Yokado .......................  19,000        874
Kyocera ..........................  10,500        709
Mitsubishi ....................... 151,000        934
Mitsubishi Estate ................  82,000        654
Nippon Telegraph & Telephone .....     201        822
Nomura Holdings ..................  52,000        695
NSK ..............................  55,000        196
Sekisui House ....................  89,000        680
Takeda Chemical Industries .......  21,000        873

--------------------------------------------------------------------------------
        Total Japan ..............              8,288
--------------------------------------------------------------------------------

KOREA -- 6.0%
Cheil Communications .............   2,000        200
Hana Bank ........................  30,000        444
Hyundai Department Store .........  15,000        467
Kookmin Bank Spon ADR* ...........   9,261        430
LG Chem ..........................   5,000        183
Lotte Chilsung Beverage ..........     200        141
Samsung Fine Chemical ............  15,000        222
Shinsegae ........................   4,140        673

--------------------------------------------------------------------------------
        Total Korea ..............              2,760
--------------------------------------------------------------------------------

MEXICO -- 1.3%
Grupo Financiero BBVA Bancomer* .. 731,000        585

--------------------------------------------------------------------------------
        Total Mexico .............                585
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

INTERNATIONAL EQUITY                              Value
PORTFOLIO (continued)                Shares       (000)
--------------------------------------------------------------------------------

NETHERLANDS -- 7.3%
ING Groep ........................    45,536   $     987
Reed Elsevier ....................    87,728       1,079
Royal KPN* .......................   174,837         819
TPG ..............................    26,934         499

--------------------------------------------------------------------------------
        Total Netherlands ........                 3,384
--------------------------------------------------------------------------------

SINGAPORE -- 2.0%
DBS Group Holdings ...............   134,000         913

--------------------------------------------------------------------------------
        Total Singapore ..........                   913
--------------------------------------------------------------------------------

SOUTH AFRICA -- 0.9%
Gold Fields ......................    40,952         436

--------------------------------------------------------------------------------
        Total South Africa .......                   436
--------------------------------------------------------------------------------

SPAIN -- 1.7%
Telefonica* ......................    88,444         780

--------------------------------------------------------------------------------
        Total Spain ..............                   780
--------------------------------------------------------------------------------

SWEDEN -- 5.4%
Assa Abloy .......................    64,873         750
Atlas Copco ......................    14,877         315
Eniro* ...........................    25,000         176
Securitas ........................    56,829         995
Telefonaktiebolaget LM Ericsson* .   258,612         261

--------------------------------------------------------------------------------
        Total Sweden .............                 2,497
--------------------------------------------------------------------------------

SWITZERLAND -- 7.6%
Actelion* ........................    10,000         344
Adecco ...........................     8,160         371
Roche Holding ....................    17,664       1,258
Syngenta .........................    10,204         521
UBS* .............................    22,591         995

--------------------------------------------------------------------------------
        Total Switzerland ........                 3,489
--------------------------------------------------------------------------------

THAILAND -- 1.6%
Bangkok Bank* ....................   443,100         717

--------------------------------------------------------------------------------
        Total Thailand ...........                   717
--------------------------------------------------------------------------------


                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 16.6%
Aegis Group* .....................   200,000   $     251
Alliance Unichem .................    25,000         202
Autonomy* ........................    35,000          72
BAE Systems ......................   151,278         704
BP ...............................   237,372       1,843
British Sky Broadcasting* ........    68,144         638
Cairn Energy* ....................    25,000         122
GlaxoSmithKline ..................    56,417       1,096
Lloyds TSB Group .................    84,222         841
mmO2* ............................   742,794         522
Scottish Power ...................    85,616         468
Unilever .........................   102,247         899

--------------------------------------------------------------------------------
        Total United Kingdom .....                 7,658
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Total Foreign Common Stock
           (Cost $47,028) ........                43,508
--------------------------------------------------------------------------------

COMMON STOCK -- 0.1%

TELECOMMUNICATION -- 0.1%
UTStarcom* .......................     4,000          70

--------------------------------------------------------------------------------
        Total Telecommunication ..                    70
--------------------------------------------------------------------------------
        Total Common Stock
           (Cost $66) ............                    70
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 3.3%
SSGA U.S. Government Money Market
    Fund, Cl A ................... 1,500,000       1,500
--------------------------------------------------------------------------------
        Total Cash Equivalent
           (Cost $1,500) .........                 1,500
--------------------------------------------------------------------------------
        Total Investments -- 97.7%
           (Cost $48,594) ........                45,078
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 2.3%
Investment Advisory Fee Payable ..                   (46)
Administration Fee Payable .......                    (9)
Other Assets and Liabilities .....                 1,096

--------------------------------------------------------------------------------
        Total Other Assets and Liabilities, Net    1,041
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2002

INTERNATIONAL EQUITY                              Value
PORTFOLIO (concluded)                             (000)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital-- Institutional Shares
    (unlimited authorization-- no par value)
    based on 7,018,921 outstanding
    shares of beneficial interest .......      $  57,648
Paid-in-Capital -- Class A Shares
    (unlimited authorization -- no par value)
    based on 156,009 outstanding
    shares of beneficial interest .......          1,179
Undistributed net investment income .....             73
Accumulated net realized loss
    on investments ......................         (9,260)
Net unrealized depreciation on forward foreign
    currency contracts,foreign currencies
    and translation of other assets and liabilities
    denominated in foreign currencies ...             (5)
Net unrealized depreciation
    on investments ......................         (3,516)

--------------------------------------------------------------------------------
Total Net Assets -- 100.0% ..............      $  46,119
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
    Price Per Share --
    Institutional Shares ................          $6.43
Net Asset Value and Redemption
    Price Per Share --
    Class A Shares ......................          $6.40
Maximum Offering Price Per Share --
    Class A Shares ($6.40 / 94.25%) .....          $6.79

--------------------------------------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited

--------------------------------------------------------------------------------
At July 31, 2002, sector diversification of the Portfolio was as follows:
                                 % OF        VALUE
SECTOR DIVERSIFICATION        NET ASSETS      (000)
--------------------         -----------   --------
FOREIGN COMMON STOCK
Automotive                         2.5%    $ 1,092
Banks                             14.5       6,763
Broadcasting                       1.4         638
Building & Construction            2.7       1,260
Chemicals                          2.0         926
Commercial Services                1.2         547
Computer Software                  0.2          72
Computers & Services               1.9         899
Diversified Operations             5.0       2,307
Electric Products                  4.6       2,132
Energy                             5.7       2,635
Environmental Services             0.9         436
Finance                            2.8       1,280
Food, Beverage & Tobacco           3.4       1,583
Hotels & Motels                    0.4         195
Import/Export Services             2.0         934
Insurance                          3.8       1,772
Machinery                          2.1         958
Manufacturing                      2.3       1,053
Medical Products & Services        7.5       3,439
Miscellaneous Business Services    5.5       2,524
Multimedia                         0.6         266
Petroleum & Fuel Products          2.3       1,062
Printing & Publishing              2.7       1,255
Retail                             5.4       2,491
Semiconductors/Instruments         0.9         413
Telephones & Telecommunications    8.7       3,990
Transportation                     1.1         499
Wholesale                          0.2          87
                                  ----     -------
     Total Foreign Common Stock   94.3      43,508
                                  ----     -------
Common Stock                       0.1          70
Cash Equivalent                    3.3       1,500
                                  ----     -------
     Total Investments            97.7      45,078
                                  ----     -------
Other Assets and Liabilities, Net  2.3       1,041
                                  ----     -------
TOTAL NET ASSETS                 100.0%    $46,119
                                 =====     =======

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

                                     Face
INTERMEDIATE-TERM INCOME            Amount        Value
PORTFOLIO                            (000)        (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 9.7%
U.S. Treasury Notes
    7.875%, 11/15/04 ............  $   1,600   $   1,793
    6.625%, 05/15/07 ............      1,000       1,138
    6.375%, 08/15/02 ............      5,500       5,510
    6.125%, 08/15/07 ............      2,500       2,791

--------------------------------------------------------------------------------
        Total U.S. Treasury Obligations
           (Cost $10,727) .......                 11,232
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
FHLB
        5.740%, 02/25/05 ........      3,500       3,744
FHLMC
        6.875%, 09/15/10 ........      2,000       2,264
FNMA
    6.500%, 08/15/04 ............      5,000       5,393

--------------------------------------------------------------------------------
        Total U.S. Government Agency
           Obligations
           (Cost $10,459) .......                 11,401
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 17.3%
FHLMC CMO/REMIC, Ser 2043, Cl C
    9.000%, 01/15/25 ............        337         340
FHLMC CMO/REMIC, Ser 2064, Cl PM
    6.250%, 10/15/22 ............      4,000       4,114
FHLMC CMO/REMIC, Ser 2085, Cl PC
    6.250%, 10/15/23 ............      5,000       5,155
FNMA
    7.040%, 08/01/15 ............      1,353       1,525
    6.460%, 12/01/28 ............      3,001       3,212
    6.390%, 08/01/13 ............      5,201       5,674
FNMA CMO/REMIC, ACES,
    Ser 1993-M1, Cl A (A)
    6.260%, 04/25/20 ............         40          40

--------------------------------------------------------------------------------
        Total U.S. Government
           Mortgage-Backed Obligations
           (Cost $19,077) .......                 20,060
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 56.3%

AIRLINES -- 0.7%
US Airways, Cl A
    6.760%, 04/15/08 ............        870         804

--------------------------------------------------------------------------------
        Total Airlines ..........                    804
--------------------------------------------------------------------------------

                                     Face
                                    Amount       Value
                                     (000)       (000)
--------------------------------------------------------------------------------

AUTOMOTIVE -- 2.9%
DaimlerChrysler Holdings
    7.750%, 06/15/05 ............  $   1,000   $   1,085
TRW, Ser C, MTN
    7.370%, 04/18/07 ............      2,000       2,205

--------------------------------------------------------------------------------
        Total Automotive ........                  3,290
--------------------------------------------------------------------------------

BANKS -- 8.6%
Bank of America, Global Bond
    7.875%, 05/16/05 ............      2,000       2,233
Citigroup
    7.250%, 10/01/10 ............      2,000       2,181
National Australia Bank, Ser A, Yankee Bond
    8.600%, 05/19/10 ............      2,000       2,386
National City Bank
    5.750%, 02/01/09 ............      2,000       2,049
Wells Fargo Bank of North America
    6.450%, 02/01/11 ............      1,000       1,068

--------------------------------------------------------------------------------
        Total Banks .............                  9,917
--------------------------------------------------------------------------------

BROKER/DEALERS -- 4.8%
Charles Schwab
    8.050%, 03/01/10 ............      2,000       2,255

Merrill Lynch
    6.000%, 02/17/09 ............      1,000       1,039

Paine Webber Group
    7.625%, 12/01/09 ............      2,000       2,237

--------------------------------------------------------------------------------
        Total Broker/Dealers ....                  5,531
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 1.3%
Tyco International Group
    5.800%, 08/01/06 ............      2,000       1,550

--------------------------------------------------------------------------------
        Total Diversified Manufacturing            1,550
--------------------------------------------------------------------------------

ELECTRICAL UTILITIES/SERVICES -- 0.9%
Wisconsin Energy
    6.500%, 04/01/11 ............      1,000       1,066

--------------------------------------------------------------------------------
        Total Electrical Utilities/Services        1,066
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2002

                                     Face
INTERMEDIATE-TERM INCOME            Amount       Value
PORTFOLIO (continued)                (000)       (000)
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 16.8%
American General Finance, Ser F, MTN
    6.100%, 05/22/06 ............  $   2,000   $   2,135
Associates Corporation of North America
    8.550%, 07/15/09 ............      2,000       2,315
Boeing Capital, MTN
    7.250%, 02/01/11 ............      1,000       1,066
Ford Motor Credit
    6.500%, 01/25/07 ............      1,500       1,490
General Electric Capital, Ser A, MTN
    6.750%, 03/15/32 ............      1,000         996
General Motors Acceptance
    7.750%, 01/19/10 ............      4,000       4,196
Household Finance, Global Bond
    7.875%, 03/01/07 ............      2,000       2,098
Morgan Stanley Dean Witter, Ser C, MTN
    7.375%, 04/15/03 ............      2,000       2,073
Textron Financial (A)
    2.240%, 12/09/02 ............      3,000       3,000

--------------------------------------------------------------------------------
        Total Financial Services                  19,369
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 1.4%
Philip Morris, Global Bond
    7.000%, 07/15/05 ............      1,500       1,628

--------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco             1,628
--------------------------------------------------------------------------------

INDUSTRIAL -- 5.5%
Cooper Industries, Ser 3, MTN
    6.375%, 05/08/08 ............      2,000       2,117
Hubbell
    6.625%, 10/01/05 ............      1,000       1,086
RR Donnelley & Sons, Ser C, MTN
    6.700%, 07/05/05 ............      1,000       1,073
Unocal Oil of California
    6.500%, 05/01/08 ............      2,000       2,130

--------------------------------------------------------------------------------
        Total Industrial ........                  6,406
--------------------------------------------------------------------------------

MACHINERY -- 0.9%
Catepillar
    6.550%, 05/01/11 ............      1,000       1,076

--------------------------------------------------------------------------------
        Total Machinery .........                  1,076
--------------------------------------------------------------------------------

                                      Face
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------------------------

RAILROADS -- 1.9%
CSX, Ser 98-A
    6.400%, 06/15/09 ............  $   2,000   $   2,151

--------------------------------------------------------------------------------
        Total Railroads .........                  2,151
--------------------------------------------------------------------------------

RETAIL -- 4.6%
Albertson's
    8.350%, 05/01/10 ............      2,000       2,329
Supervalu, Ser B, MTN
    6.640%, 06/09/06 ............      3,000       3,011

--------------------------------------------------------------------------------
        Total Retail ............                  5,340
--------------------------------------------------------------------------------

SPECIAL PURPOSE ENTITY -- 4.1%
BHP Finance
    8.500%, 12/01/12 ............      3,917       4,759

--------------------------------------------------------------------------------
        Total Special Purpose Entity               4,759
--------------------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATION -- 1.9%
QWest Capital Funding
    6.375%, 07/15/08 ............      3,000       1,125

Telefonica of Europe, Global Bond
    7.350%, 09/15/05 ............      1,000       1,051

--------------------------------------------------------------------------------
        Total Telephones & Telecommunication       2,176
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Total Corporate Obligations
           (Cost $63,434) .......                 65,063
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 6.2%
Morgan Stanley Dean Witter (B)
    1.780%, dated 07/31/02, matures
    08/01/02, repurchase price $7,127,998
    (collateralized by U.S. Treasury Bond,
    total market value $7,271,051)     7,128       7,128

--------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $7,128) ........                  7,128
--------------------------------------------------------------------------------

        Total Investments -- 99.4%
           (Cost $110,825) ......                114,884
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.6%
Investment Advisory Fee Payable .                    (32)
Administration Fee Payable ......                    (20)
Distribution Fee Payable ........                     (2)
Other Assets and Liabilities ....                    761

--------------------------------------------------------------------------------
        Total Other Assets and Liabilities, Net      707
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

INTERMEDIATE-TERM INCOME                         Value
PORTFOLIO (concluded)                            (000)
--------------------------------------------------------------------------------



NET ASSETS:
Paid-in-Capital -- Institutional Shares
    (unlimited authorization -- no par value)
    based on 10,643,576 outstanding
    shares of beneficial interest .......      $ 105,302
Paid-in-Capital -- Class A Shares
    (unlimited authorization -- no par value)
    based on 818,490 outstanding
    shares of beneficial interest .......          8,182
Accumulated net realized loss
    on investments ......................         (1,952)
Net unrealized appreciation
    on investments ......................          4,059

--------------------------------------------------------------------------------
Total Net Assets -- 100.0% .......             $ 115,591
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
    Price Per Share --
    Institutional Shares ................         $10.08
Net Asset Value and Redemption
    Price Per Share -- Class A Shares ...         $10.08
Maximum Offering Price Per Share --
    Class A Shares ($10.08 / 95.50%) ....         $10.55

--------------------------------------------------------------------------------
(A) Variable Rate Security -- The rate shown is the rate in effect on July 31, 2002.
(B) Tri-Party Repurchase Agreement
ACES -- AMEX Commodities Exchange Securities
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

    The accompanying notes are an integral part of the financial statements.

July 31, 2002

                                    Face
MICHIGAN TAX FREE BOND             Amount      Value
PORTFOLIO                           (000)      (000)
--------------------------------------------------------

MUNICIPAL BONDS -- 94.6%

MICHIGAN -- 94.6%
Anchor Bay, School District GO,
    Ser II, FGIC
    6.125%, 05/01/11 ............  $  365     $  427
Big Rapids, Public School District
    GO, FGIC
    7.300%, 05/01/05 ............     250        282
Bishop International Airport Authority
    RB, Ser B, ACA
    5.125%, 12/01/17 ............   1,500      1,459
Calhoun County GO, AMBAC
    4.950%, 07/01/03 ............   1,000      1,030
Central Michigan State University RB,
    FGIC
    Pre-refunded @ 101 (A)
    5.200%, 04/01/07 ............     860        954
Dearborn, Municipal Building Authority
    GO, AMBAC
    7.000%, 06/01/03 ............     505        528
Detroit, Distributable State Aid
    GO, AMBAC
    5.250%, 05/01/08 ............   1,000      1,104
    5.000%, 05/01/05 ............     200        208
Detroit, Water Supply System RB,
    FGIC, ETM
    6.250%, 07/01/07 ............     145        150
Detroit, Water Supply System RB,
    Second Lien, Ser A, MBIA
    5.100%, 07/01/07 ............     500        549
Detroit, Water Supply System RB,
    Senior Lien, Ser A, FGIC
    Pre-refunded @ 101 (A)
    5.750%, 01/01/10 ............   1,000      1,145
East Lansing GO, Ser B
    4.850%, 10/01/07 ............     315        316
Farmington, Public School District GO
    4.000%, 05/01/09 ............   1,100      1,130
Ferris State University RB, AMBAC
    Pre-refunded @ 101 (A)
    5.400%, 04/01/07 ............     675        755
Flint GO, MBIA
    6.000%, 11/01/03 ............   1,040      1,096
Grand Rapids, Building Authority RB,
    Refunding & Improvement Project
    5.375%, 04/01/07 ............     200        208

                                    Face
                                   Amount      Value
                                    (000)      (000)
--------------------------------------------------------

Grand Rapids, Downtown Development
    Authority TA, MBIA
    6.600%, 06/01/08 ............  $  200     $  219
Howell, Public Schools GO
    5.250%, 05/01/17 ............   1,575      1,664
Howell, Public Schools GO, FGIC
    5.000%, 05/01/08 ............   1,000      1,039
Iron Mountain, Tax Increment Finance
    Authority GO, AMBAC
    5.000%, 05/01/05 ............     250        257
Jenison, Public Schools GO, FGIC
    5.250%, 05/01/11 ............   1,575      1,744
Johannesburg-Lewiston, Area Schools
    GO, AMBAC
    6.750%, 05/01/03 ............     320        333
Kalamazoo, Hospital Finance Authority RB,
    Borgess Medical Center Project,
    Ser A, AMBAC, ETM
    5.000%, 06/01/04 ............   1,000      1,061
Kalamazoo, Water Supply System
    Project RB
    Pre-refunded @ 101 (A)
    6.000%, 09/01/02 ............     425        433
Kent County, Building Authority GO
    5.100%, 12/01/07 ............     500        532
    5.000%, 12/01/06 ............     500        534
Kent County, Hospital Finance Authority RB,
    Mary Free Bed Hospital Project, Ser A
    6.250%, 04/01/03 ............     250        252
Kentwood, Public School System GO
    5.900%, 05/01/04 ............     380        391
Lake Orion, Michigan Community
    School District GO, Ser A, FGIC
    Pre-refunded @ 100 (A)
    5.750%, 05/01/10 ............   1,000      1,142
Lansing, Tax Increment Finance
    Authority GO, ETM
    6.100%, 10/01/03 ............     250        263
Lincoln, Consolidated School District
    GO, FGIC
    5.750%, 05/01/09 ............     115        124
Livonia, Municipal Building Authority GO
    5.750%, 06/01/04 ............     250        267
Livonia, Water Supply & Wastewater
    Systems RB, AMBAC
    5.200%, 11/01/09 ............   1,000      1,007

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

                                    Face
MICHIGAN TAX FREE BOND             Amount     Value
PORTFOLIO (continued)               (000)     (000)
--------------------------------------------------------------------------------

Michigan State, Building Authority RB,
    Facilities Project, Ser 1
    4.750%, 10/15/18 ............  $1,100    $ 1,104
Michigan State, Building Authority RB,
    Ser I, AMBAC
    6.000%, 10/01/02 ............     300        302
Michigan State, Hospital Finance Authority
    RB, Botsford Project, Ser A, MBIA
    4.400%, 02/15/04 ............   1,000      1,037
Michigan State, Hospital Finance Authority
    RB, Chelsea Community Hospital Project
    5.000%, 05/15/12 ............   1,000        971
Michigan State, Hospital Finance Authority
    RB, Detroit Medical Center Obligation
    Group Project, Ser A
    6.250%, 08/15/13 ............     675        662
Michigan State, Hospital Finance Authority
    RB, Detroit Medical Group Project,
    Ser A, AMBAC
    5.000%, 08/15/05 ............   2,180      2,343
Michigan State, Hospital Finance Authority
    RB, Henry Ford Health Center Project,
    Ser A
    5.100%, 11/15/07 ............     600        639
Michigan State, Hospital Finance Authority
    RB, McLaren Group Project, Ser A
    5.200%, 10/15/06 ............     750        780
    5.000%, 10/15/04 ............   1,000      1,046
Michigan State, Hospital Finance Authority
    RB, Mid Michigan Group Project,
    Ser A, FSA
    5.500%, 06/01/08 ............   1,400      1,558
Michigan State, Hospital Finance Authority
    RB, Sisters of Mercy Health Systems,
    Ser P, MBIA
    4.900%, 08/15/05 ............     940        982
Michigan State, Hospital Finance Authority
    RB, Sisters of Mercy Health Systems,
    Ser P, MBIA, ETM
    4.900%, 08/15/05 ............      60         63
Michigan State, Hospital Finance Authority
    RB, Sparrow Group Project, MBIA
    5.400%, 11/15/09 ............     450        489
    5.300%, 11/15/08 ............     450        492
    5.200%, 11/15/07 ............     480        530

                                    Face
                                   Amount      Value
                                    (000)      (000)
--------------------------------------------------------------------------------

Michigan State, Hospital Finance Authority
    RB, St. John Hospital & Medical Center
    Project, AMBAC, ETM
    5.000%, 05/15/04 ............  $  750     $  795
Michigan State, Hospital Finance Authority
    RB, St. John Hospital & Medical
    Center Project, Ser A, AMBAC, ETM
    5.650%, 05/15/03 ............     300        310
Michigan State, Housing Development
    Authority RB, Greenwood Villa
    Project, FSA
    6.500%, 09/15/07 ............     160        165
Michigan State, Municipal Bond
    Authority RB
    5.500%, 10/01/06 ............     810        901
    5.150%, 10/01/08 ............   1,000      1,043
Michigan State, Municipal Bond Authority
    RB, Local Government Qualified
    School Project, Ser A
    6.500%, 05/01/07 ............     250        258
Michigan State, Municipal Bond Authority
    RB, Ser A
    6.000%, 10/01/02 ............   1,000      1,007
Michigan State, Public Power Agency
    RB, Belle River Project, Ser A
    5.200%, 01/01/04 ............     300        310
Michigan State, Public Power Agency
    RB, Campbell Project, Ser A, AMBAC
    5.500%, 01/01/06 ............     500        546
    5.000%, 01/01/03 ............     500        507
Michigan State, South Central Power
    Agency Authority RB, MBIA
    5.800%, 11/01/05 ............     400        444
Michigan State, Strategic Fund RB,
    Ford Motor Project, Ser A
    7.100%, 02/01/06 ............     350        386
Michigan State, Strategic Fund RB,
    NSF International Project, Ser A (B)
    5.500%, 08/01/11 ............   1,065      1,120
    5.400%, 08/01/10 ............   1,105      1,163
Michigan State, Trunk Line RB, Ser A
    5.625%, 10/01/03 ............     500        513
Michigan State, Trunk Line RB, Ser B-2
    5.750%, 10/01/04 ............     350        359
Montague, Public School District GO, FSA
    5.125%, 05/01/06 ............     300        326
    5.125%, 05/01/08 ............     300        320


    The accompanying notes are an integral part of the financial statements.

July 31, 2002

                                                 Face
MICHIGAN TAX FREE BOND                          Amount       Value
PORTFOLIO (continued)                           (000)        (000)
--------------------------------------------------------------------------------

Northville, Public Schools GO, FGIC
    5.000%, 05/01/10 ........................ $     500    $   528
Oak Park GO, ABMAC
    5.200%, 05/01/06 ........................       250        261
Oakland County, Economic Development
    Authority RB, Cranbrook Elderly
    Community Project, Ser B
    Pre-refunded @ 100 (A)
    6.375%, 11/01/04 ........................     1,000      1,101
Pewamo, Westphalia School District
    GO, FGIC
    5.000%, 05/01/06 ........................       275        298
Plymouth-Canton County, Community
    School District GO, FGIC
    4.500%, 05/01/12 ........................     1,100      1,134
Portage, Public Schools GO, FSA
    4.450%, 05/01/12 ........................       500        516
    4.350%, 05/01/11 ........................       500        516
Rochester Hills GO
    5.500%, 11/01/06 ........................       250        256
    5.500%, 11/01/07 ........................       250        256
Rochester, Community School District
    GO, MBIA
    5.500%, 05/01/06 ........................     1,000      1,101
Roseville, School District GO, FSA
    4.450%, 05/01/06 ........................     1,500      1,596
Saginaw, Hospital Finance Authority,
    Covenant Medical Center RB, Ser F
    6.500%, 07/01/30 ........................     5,000      5,319
Saline, Building Authority GO, AMBAC
    7.000%, 07/01/05 ........................       100        104
Trenton, Building Authority GO, AMBAC
    5.625%, 10/01/21 ........................     1,250      1,342
Troy, City School District GO
    4.750%, 05/01/08 ........................     1,000      1,063
University of Michigan, Hospital RB,
    Ser A
    5.800%, 12/01/05 ........................       400        412
University of Michigan, Hospital RB,
    Ser A-1
    5.250%, 12/01/09 ........................     1,000      1,079
University of Michigan, Major Capital
    Projects RB, Ser B
    5.300%, 04/01/05 ........................       250        260

                                                  Face
                                                  Amount     Value
                                                  (000)      (000)
--------------------------------------------------------------------------------

Utica, Community Schools GO
    5.750%, 05/01/07 ........................    $  500     $  523
Washtenaw County, Community
    College GO, Ser A
    4.900%, 04/01/06 ........................     1,200      1,292
    4.350%, 04/01/05 ........................     1,375      1,449
Waterford Township, School District GO
    4.850%, 06/01/10 ........................     1,450      1,504
West Bloomfield, School District GO, FGIC
    Pre-refunded @ 100 (A)
    5.700%, 05/01/10 ........................       900      1,025
Wixon County GO, AMBAC
    4.750%, 05/01/11 ........................     1,000      1,025
Wyandotte, Building Authority RB, ETM
    7.000%, 01/01/03 ........................       100        102
Wyandotte, Electric Authority RB, MBIA
    6.250%, 10/01/08 ........................     1,700      1,927

--------------------------------------------------------------------------------
        Total Michigan ......................               72,063
--------------------------------------------------------------------------------
        Total Municipal Bonds
           (Cost $67,904) ...................               72,063
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 4.6%
SEI Institutional Tax-Free Portfolio ........ 3,529,691      3,530

--------------------------------------------------------------------------------
        Total Cash Equivalent
           (Cost $3,530) ....................                3,530
--------------------------------------------------------------------------------
        Total Investments -- 99.2%
           (Cost $71,434) ...................               75,593
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.8%
Investment Advisory Fee Payable .............                  (19)
Administration Fee Payable ..................                  (13)
Other Assets and Liabilities ................                  658
--------------------------------------------------------------------------------
        Total Other Assets and Liabilities, Net                626
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

MICHIGAN TAX FREE BOND                                      Value
PORTFOLIO (concluded)                                       (000)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Institutional Shares
    (unlimited authorization -- no par value)
    based on 7,307,520 outstanding
    shares of beneficial interest ...........              $71,141
Paid-in-Capital -- Class A Shares
    (unlimited authorization -- no par value)
    based on 71,467 outstanding
    shares of beneficial interest ...........                  721
Undistributed net investment income .........                   41
Accumulated net realized gain on investments                   157
Net unrealized appreciation on investments ..                4,159

--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                 $76,219
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares .               $10.33
Net Asset Value and Redemption
    Price Per Share -- Class A Shares .......               $10.33
Maximum Offering Price Per Share --
    Class A Shares ($10.33 / 95.50%) ........               $10.82

--------------------------------------------------------------------------------
(A) Pre-refunded Security -- The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) Securities are held in connection with a letter of credit issued by a major bank or other financial institution.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

    The accompanying notes are an integral part of the financial statements.

July 31, 2002

                                    Face
PRIME OBLIGATION MONEY            Amount     Value
MARKET PORTFOLIO                   (000)     (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 52.4%

FINANCIAL SERVICES -- 24.7%
Alcoa
    1.760%, 10/02/02 ............. $1,300    $ 1,296
Apreco
    1.790%, 08/02/02 .............  3,500      3,500
Ciesco
    1.770%, 09/04/02 .............  3,000      2,995
Clipper Receivable
    1.780%, 08/14/02 .............  3,000      2,998
Daimler Chrysler
    1.950%, 08/12/02 .............  1,000        999
Ford Motor
    2.010%, 08/26/02 .............  1,000        999
GE Capital
    2.200%, 02/25/03 .............  2,500      2,468
    1.870%, 07/09/07 (A) (B) .....  1,000      1,000
GMAC
    2.010%, 08/26/02 .............  1,000        999
Goldman Sachs
    2.915%, 04/01/03 .............  3,000      2,941
Hartford Financial
    1.780%, 08/02/02 .............  4,200      4,200
Mass Mutual
    1.750%, 08/15/02 .............  4,500      4,497
Mont Blanc Capitalization
    1.800%, 08/01/02 .............  3,000      3,000
Park Avenue Receivable
    1.780%, 08/14/02 .............  3,000      2,998
UBS Finance Delaware
    1.750%, 08/30/02 .............  1,100      1,098

--------------------------------------------------------------------------------
        Total Financial Services .            35,988
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 3.4%
Coca-Cola
    1.750%, 12/12/02 .............  4,000      3,974
Conagra Foods
    1.850%, 08/12/02 .............  1,000      1,000

--------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco         4,974
--------------------------------------------------------------------------------

                                    Face
                                   Amount     Value
                                    (000)     (000)
--------------------------------------------------------------------------------

PETROLEUM & OIL PRODUCTS -- 0.7%
Conoco
    1.870%, 08/14/02 ............. $1,000    $   999

--------------------------------------------------------------------------------
        Total Petroleum & Oil Products           999
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.8%
Glaxosmithkline
    1.760%, 10/18/02 .............  4,000      3,985
Pfizer
    1.740%, 08/27/02 .............  3,000      2,996

--------------------------------------------------------------------------------
        Total Pharmaceuticals ....             6,981
--------------------------------------------------------------------------------

SPECIAL PURPOSE ENTITY -- 18.8%
Eureka Securities
    1.780%, 08/23/02 .............  3,000      2,997
Falcon Asset
    1.840%, 08/05/02 .............  4,000      3,999
Fleet Funding
    1.790%, 08/13/02 .............  3,000      2,998
Kitty Hawk Funding
    1.770%, 08/20/02 .............  3,000      2,997
New York Life
    1.770%, 10/02/02 .............  3,000      2,991
Peacock Funding
    1.800%, 09/13/02 .............  2,501      2,496
Prefco
    1.780%, 08/13/02 .............  3,000      2,998
Variable Funding
    1.780%, 08/14/02 .............  3,000      2,998
Windmill Funding
    1.780%, 08/20/02 .............  3,000      2,997

--------------------------------------------------------------------------------
        Total Special Purpose Entity          27,471
--------------------------------------------------------------------------------
        Total Commercial Paper
           (Cost $76,413) ........            76,413
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited

                                    Face
PRIME OBLIGATION MONEY             Amount     Value
MARKET PORTFOLIO (concluded)        (000)     (000)
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 23.0%
Branch Bank
    1.770%, 08/02/02 ............. $3,000   $  3,000
Canadian Imperial Bank, NY
    2.070%, 12/23/02 .............  3,000      3,001
Dexia
    1.760%, 09/18/02 .............  4,000      4,000
Dresdner
    1.865%, 12/18/02 .............  4,000      4,000
Merck (B)
    1.778%, 10/25/02 .............  2,000      2,000
Societe Generale
    2.080%, 12/20/02 .............  3,500      3,502
State Street Bank
    1.810%, 08/15/02 .............  4,000      4,000
Wells Fargo Bank
    1.770%, 09/27/02 .............  4,000      4,000
Westdeutsche Landsbank
    2.960%, 04/01/03 .............  3,000      3,000
Wilmington Trust
    1.830%, 08/01/02 .............  3,000      3,000

--------------------------------------------------------------------------------
        Total Certificates Of Deposit
           (Cost $33,503) ........            33,503
--------------------------------------------------------------------------------

FUNDING AGREEMENTS -- 5.5%
Metlife (B)
    1.993%, 05/01/03 .............  2,000      2,000
Monumental Life (B)
    2.020%, 02/01/03 .............  3,000      3,000
Travelers Insurance (B)
    1.968%, 05/31/03 .............  3,000      3,000

--------------------------------------------------------------------------------
        Total Funding Agreements
           (Cost $8,000) .........             8,000
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.2%
FHLB (B)
    1.725%, 08/20/02 .............  3,500      3,500
FHLMC (C)
    1.630%, 08/05/02 .............  3,000      2,999
    1.730%, 08/21/02 .............  4,980      4,975
    2.375%, 07/09/03 .............  2,000      2,000
FNMA
    1.760%, 08/07/02 (C) .........  9,950      9,947
    1.700%, 11/29/02 (B) .........  3,000      3,000

--------------------------------------------------------------------------------
        Total U.S. Government Agency Obligations
           (Cost $26,421) ........            26,421
--------------------------------------------------------------------------------

                                    Face
                                   Amount    Value
                                    (000)     (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.0%
Goldman Sachs (D)
    1.840%, dated 07/31/02, matures
    08/01/02, repurchase price
    $1,500,077 (collateralized by FNMA,
    total market value $1,530,001) $1,500   $  1,500

--------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $1,500) .........             1,500
--------------------------------------------------------------------------------

        Total Investments -- 100.1%
           (Cost $145,837) .......           145,837
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fee Payable ..               (10)
Administration Fee Payable .......               (26)
Distribution Fee Payable .........                (3)
Other Assets and Liabilities .....               (40)

--------------------------------------------------------------------------------
        Total Other Assets and Liabilities, Net  (79)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital-- Institutional Shares
    (unlimited authorization-- no par value)
    based on 130,838,005 outstanding
    shares of beneficial interest .......    130,838
Paid-in-Capital -- Class A Shares
    (unlimited authorization -- no par value)
    based on 14,948,123 outstanding
    shares of beneficial interest .......     14,947
Accumulated net realized loss on investments     (27)

--------------------------------------------------------------------------------
Total Net Assets -- 100.0% ..............   $145,758
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares    $1.00
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A Shares          $1.00

--------------------------------------------------------------------------------
(A) Put and Demand Feature -- The date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(B) Variable Rate Security -- The rate shown is the rate in effect on July 31, 2002.
(C) Discount Note -- The rate shown is the security's discount rate at time of purchase.
(D) Tri-Party Repurchase Agreement
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

    The accompanying notes are an integral part of the financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENTS OF OPERATIONS (000)                        GOLDEN OAK FAMILY OF FUNDS
For the Six-Month Period Ended July 31, 2002                           Unaudited

                                                                                                            Prime
                                                                                Intermediate-  Michigan   Obligation
                                                      Small Cap  International      Term       Tax Free     Money
                                 Growth      Value      Value       Equity         Income        Bond       Market
                                Portfolio  Portfolio  Portfolio    Portfolio      Portfolio    Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income ............ $    194   $    537    $   318      $   481        $   --        $   --     $   --
   Interest Income ............       16         10          4           11         3,615         1,814      1,391
   Less: Foreign Taxes Withheld       --         (3)        (1)         (53)           --            --         --
---------------------------------------------------------------------------------------------------------------------------

     Total Investment
       Income .................      210        544        321          439         3,615         1,814      1,391
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...       91        132         80           68           292           184        168
   Investment Sub-
     Advisory Fees ............      107        165        153          131            --            --         56
   Administration Fees ........       53         80         47           45           117            74        149
   Transfer Agent Fees ........       20         21         18           19            24            21         30
   Custodian Fees .............        6          5          7           59             4             3          7
   Professional Fees ..........       12         20          9           14            25            18         33
   Registration Fees ..........        1          3          2            3             2            --         --
   Distribution Fees(1) .......        9         10          9            1            10             1         19
   Trustee Fees ...............        3          4          3            1             6             4          7
   Printing Expenses ..........        5          6          5            4             8             6         12
   Other Expenses .............        1          1          4            3             4             7          1
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses ...........      308        447        337          348           492           318        482
     Less: Waiver of Investment
       Advisory Fees ..........       (4)        (1)       (12)          (9)         (103)          (77)      (165)
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses .............      304        446        325          339           389           241        317
---------------------------------------------------------------------------------------------------------------------------
     Net Investment
     Income (Loss) ............      (94)        98         (4)         100         3,226         1,573      1,074
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold .......   (7,651)      (809)     3,970         (677)           10           101         --
   Net Realized Gain on
     Foreign Currency
     Transactions and Foreign
     Currency Contracts .......       --         --         --          105            --            --         --
   Net Change in Unrealized
     Depreciation on Foreign
     Currency and Translation
     of Other Assets and
     Liabilities Denominated
     in Foreign Currency ......       --         --          --          (5)           --            --         --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investment ............   (4,710)    (9,307)    (7,093)      (1,514)          550           906         --
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and
     Unrealized Gain (Loss)
     on Investments ...........  (12,361)   (10,116)    (3,123)      (2,091)          560         1,007         --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)
     in Net Assets Resulting
     From Operations .......... $(12,455)  $(10,018)   $(3,127)     $(1,991)       $3,786        $2,580     $1,074

---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees are incurred in the Class A Shares.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Six-Month Period Ended July 31, 2002 (Unaudited) and the Year Ended January 31, 2002

                                                               Growth               Value
                                                             Portfolio            Portfolio
                                                       --------------------  --------------------
                                                       2/1/02 to  2/1/01 to  2/1/02 to  2/1/01 to
                                                        7/31/02    1/31/02    7/31/02    1/31/02
----------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) .......................  $    (94)  $   (243)  $     98   $    473
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions ....................    (7,651)   (23,665)      (809)    (5,340)
  Net Change in Unrealized Depreciation on
    Foreign Currency and Translation of Other Assets
    and Liabilities Denominated in Foreign Currency ..        --         --         --         --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...................................    (4,710)    (2,840)    (9,307)    (8,901)
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
  Investment Operations ..............................   (12,455)   (26,748)   (10,018)   (13,768)
----------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Institutional Shares .............................        --         --        (75)      (439)
    Class A Shares ...................................        --         --         --        (25)
  Realized Net Gains
    Institutional Shares .............................        --     (1,303)        --     (2,740)
    Class A Shares ...................................        --       (210)        --       (285)
----------------------------------------------------------------------------------------------------
Total Distributions ..................................        --     (1,513)       (75)    (3,489)
----------------------------------------------------------------------------------------------------
Capital Share Transactions:
Institutional Shares:
  Proceeds from Shares Issued ........................     5,476     26,104      5,712     41,204
  Reinvestment of Cash Distributions .................      --        1,302          2      2,760
  Cost of Shares Redeemed ............................    (2,871)   (25,274)    (6,134)   (40,687)
----------------------------------------------------------------------------------------------------
Total Institutional Shares Transactions ..............     2,605      2,132       (420)     3,277
----------------------------------------------------------------------------------------------------
Class A Shares:
  Proceeds from Shares Issued ........................       785      2,151      1,117      2,379
  Reinvestment of Cash Distributions .................      --          210       --          309
  Cost of Shares Redeemed ............................    (1,145)    (2,359)      (941)    (1,615)
----------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ....................      (360)         2        176      1,073
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share
  Transactions .......................................     2,245      2,134       (244)     4,350
----------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ..............   (10,210)   (26,127)   (10,337)   (12,907)
----------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ................................    58,641     84,768     82,892     95,799
----------------------------------------------------------------------------------------------------
  End of Period ......................................  $ 48,431   $ 58,641   $ 72,555   $ 82,892
----------------------------------------------------------------------------------------------------
Shares Issued and Redeemed
Institutional Shares:
  Shares Issued ......................................       727      2,629        835      4,663
  Shares Issued in Lieu of Cash Distributions ........        --        150         --        360
  Shares Redeemed ....................................      (371)    (2,569)      (820)    (4,601)
----------------------------------------------------------------------------------------------------
Total Institutional Shares Share Transactions ........       356        210         15        422
----------------------------------------------------------------------------------------------------
Class A Shares:
  Shares Issued ......................................       103        235        145        282
  Shares Issued in Lieu of Cash Distributions ........        --         25         --         40
  Shares Redeemed ....................................      (147)      (260)      (125)      (192)
----------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ....................       (44)        --         20        130
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ................       312        210         35        552
----------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS

     Small Cap           International     Intermediate-Term        Michigan          Prime Obligation
       Value                Equity              Income            Tax Free Bond         Money Market
     Portfolio            Portfolio            Portfolio            Portfolio             Portfolio
-------------------  --------------------  -------------------  --------------------  ---------------------
2/1/02 to 2/1/01 to  2/1/02 to  2/1/01 to  2/1/02 to 2/1/01 to  2/1/02 to  2/1/01 to  2/1/02 to  2/1/01 to
 7/31/02   1/31/02    7/31/02    1/31/02    7/31/02   1/31/02    7/31/02    1/31/02    7/31/02    1/31/02
-------------------------------------------------------------------------------------------------------------
 $    (4)  $    248   $   100    $  (108)   $  3,226  $  8,477   $ 1,573    $  3,575  $  1,074   $   4,789

   3,970      9,567      (572)    (6,914)         10       167       101         435        --         (11)


      --         --        (5)       (67)         --        --        --          --        --          --

  (7,093)    (1,937)   (1,514)    (1,465)        550     1,730       906         357        --          --
------------------------------------------------------------------------------------------------------------

  (3,127)     7,878    (1,991)    (8,554)      3,786    10,374     2,580       4,367     1,074       4,778
------------------------------------------------------------------------------------------------------------


     (12)      (263)       --        (31)     (3,020)   (8,080)   (1,553)     (3,536)     (983)     (4,341)
      --        (15)       --         --        (206)     (397)      (14)        (28)      (91)       (438)

      --     (6,372)       --         --          --        --        --        (360)       --          --
      --     (1,058)       --         --          --        --        --          (3)       --          --
------------------------------------------------------------------------------------------------------------
     (12)    (7,708)       --        (31)     (3,226)   (8,477)   (1,567)     (3,927)   (1,074)     (4,779)
------------------------------------------------------------------------------------------------------------


   2,076     34,915     9,766     20,734       8,051    19,631     6,466       6,203   116,284     276,203
    --        6,375      --            1          80       211        24         375         1          76
  (4,863)   (66,367    (1,766)    (1,763)    (16,219)  (67,274)   (6,532)    (21,333) (121,248)   (256,161)
------------------------------------------------------------------------------------------------------------
  (2,787)   (25,077)    8,000     18,972      (8,088)  (47,432)      (42)    (14,755)   (4,963)     20,118
------------------------------------------------------------------------------------------------------------

   1,091      1,876       490        465       1,393     2,831        35           4     5,710      16,467
    --        1,073      --         --           203       393        13          33        90         435
  (1,048)    (1,690      (137)      (103)     (1,178)   (2,238)      (12)        (77)   (6,370)    (13,381)
------------------------------------------------------------------------------------------------------------
      43      1,259       353        362         418       986        36         (40)     (570)      3,521
------------------------------------------------------------------------------------------------------------

  (2,744)   (23,818)    8,353     19,334      (7,670)  (46,446)       (6)    (14,795)   (5,533)     23,639
------------------------------------------------------------------------------------------------------------
  (5,883)   (23,648)    6,362     10,749      (7,110)  (44,549)    1,007     (14,355)   (5,533)     23,638
------------------------------------------------------------------------------------------------------------

  47,242     70,890    39,757     29,008     122,701   167,250    75,212      89,567   151,291     127,653
------------------------------------------------------------------------------------------------------------
 $41,359   $ 47,242   $46,119    $39,757    $115,591  $122,701   $76,219    $ 75,212  $145,758    $151,291
------------------------------------------------------------------------------------------------------------


     174      2,651     1,414      2,889         804     1,969       634         608   116,284     276,203
      --        561        --         --           8        21         3          37         1          76
    (401)    (5,067      (257)      (245)     (1,624)   (6,705)     (641)     (2,091) (121,248    (256,161)
------------------------------------------------------------------------------------------------------------
    (227)    (1,855)    1,157      2,644        (812)   (4,715)       (4)     (1,446)   (4,963)     20,118
------------------------------------------------------------------------------------------------------------

      86        148        70         66         139       282         3          --     5,710      16,467
      --         94        --         --          19        40         1           3        90         435
     (86)      (137)      (20)       (14)       (117)     (224)       (1)         (7)   (6,370)    (13,381)
------------------------------------------------------------------------------------------------------------
      --        105        50         52          41        98         3          (4)     (570)      3,521
------------------------------------------------------------------------------------------------------------
    (227)    (1,750)    1,207      2,696        (771)   (4,617)       (1)     (1,450)   (5,533)     23,639
------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

                                                                                                                       RATIO OF
             NET                       REALIZED           DISTRIBUTIONS      NET                 NET                     NET
            ASSET                        AND        --------------------    ASSET               ASSETS    RATIO OF    INVESTMENT
            VALUE         NET         UNREALIZED       NET        NET       VALUE                END      EXPENSES   INCOME (LOSS)
          BEGINNING   INVESTMENT      GAIN (LOSS)   INVESTMENT  REALIZED     END      TOTAL   OF PERIOD  TO AVERAGE   TO AVERAGE
          OF PERIOD  INCOME (LOSS)  ON INVESTMENTS    INCOME      GAIN    OF PERIOD  RETURN+    (000)    NET ASSETS   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
    2002*  $ 8.71       $(0.01)        $(1.83)        $   --     $   --    $ 6.87    (21.13)%  $42,438       1.10%      (0.32)%
    2002    12.99           --          (4.05)            --      (0.23)     8.71    (31.18)    50,663       1.11       (0.33)
    2001    17.85        (0.01)         (1.83)            --      (3.02)    12.99    (11.35)    72,825       1.06       (0.34)
    2000    16.16        (0.03)          4.75             --      (3.03)    17.85     30.67     65,891       1.06       (0.19)
    1999    12.66         0.02           5.88          (0.02)     (2.38)    16.16     51.98     49,497       1.08        0.10
    1998    12.66           --           3.12             --      (3.12)    12.66     25.85     36,240       1.07        0.03
Class A Shares
    2002*  $ 8.40       $(0.02)        $(1.76)        $   --     $   --    $ 6.62    (21.19)%  $ 5,993       1.35%      (0.57)%
    2002    12.58           --          (3.95)            --      (0.23)     8.40    (31.40)     7,978       1.36       (0.58)
    2001    17.43        (0.03)         (1.80)            --      (3.02)    12.58    (11.58)    11,943       1.31       (0.60)
    2000    15.89        (0.06)          4.63             --      (3.03)    17.43     30.23      9,835       1.31       (0.52)
    1999    12.51         0.02           5.74             --      (2.38)    15.89     51.45      1,540       1.33       (0.21)
    1998    12.57        (0.01)          3.07             --      (3.12)    12.51     25.56        307       1.32       (0.21)
----------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
    2002*  $ 7.80       $ 0.01         $(1.01)        $(0.01)    $   --    $ 6.79    (12.86)%  $65,506       1.09%       0.27%
    2002     9.51         0.05          (1.41)         (0.05)     (0.30)     7.80    (14.33)    74,944       1.07        0.56
    2001     9.45         0.07           0.77          (0.07)     (0.71)     9.51      9.36     87,338       1.06        0.76
    2000     9.17         0.03           0.78          (0.03)     (0.50)     9.45      8.92     59,091       1.09        0.36
    1999     9.33         0.04           0.90          (0.04)     (1.06)     9.17     12.63     46,484       1.10        0.44
    1998(1) 10.00         0.04           0.86          (0.04)     (1.53)     9.33      9.15     30,922       1.10        0.72
Class A Shares
    2002*  $ 7.76       $   --         $(1.01)        $   --     $   --    $ 6.75    (13.01)%  $ 7,049       1.34%       0.02%
    2002     9.47         0.03          (1.41)         (0.03)     (0.30)     7.76    (14.61)     7,948       1.32        0.32
    2001     9.41         0.05           0.77          (0.05)     (0.71)     9.47      9.14      8,461       1.31        0.52
    2000     9.14         0.01           0.77          (0.01)     (0.50)     9.41      8.61      7,138       1.34        0.10
    1999     9.32         0.03           0.87          (0.02)     (1.06)     9.14     12.19      1,100       1.35        0.20
    1998(1) 10.00         0.02           0.86          (0.03)     (1.53)     9.32      8.97         51       1.35        0.31
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
    2002*  $11.88       $   --         $(0.87)        $   --     $   --    $11.01     (7.29)%  $34,875       1.35%       0.02%
    2002    12.38         0.05           1.66          (0.06)     (2.15)    11.88     14.64     40,235       1.33        0.42
    2001     9.54         0.07           3.58          (0.07)     (0.74)    12.38     39.30     64,896       1.30        0.65
    2000(2) 10.00         0.03          (0.46)         (0.03)        --      9.54     (4.33)    40,554       1.35        0.76
Class A Shares
    2002*  $11.87       $(0.02)        $(0.86)        $   --     $   --    $10.99     (7.41)%  $ 6,484       1.60%      (0.23)%
    2002    12.37         0.02           1.66          (0.03)     (2.15)    11.87     14.37      7,007       1.59        0.13
    2001     9.54         0.04           3.58          (0.05)     (0.74)    12.37     38.88      5,994       1.55        0.36
    2000(2) 10.00         0.03          (0.47)         (0.02)        --      9.54     (4.42)     3,305       1.60        0.72
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
    2002*  $ 6.66       $ 0.03         $(0.26)        $   --     $   --    $ 6.43     (3.45)%  $45,121       1.49%       0.45%
    2002     8.87        (0.02)         (2.18)         (0.01)        --      6.66    (24.86)    39,056       1.50       (0.33)
    2001(3) 10.00           --          (1.07)         (0.06)        --      8.87    (10.68)    28,530       1.50       (0.08)
Class A Shares
    2002*  $ 6.64       $ 0.04         $(0.28)        $   --     $   --    $ 6.40     (3.61)%  $   998       1.74%       0.21%
    2002     8.85           --          (2.21)            --         --      6.64    (24.97)       701       1.75       (0.52)
    2001(3) 10.00        (0.03)         (1.06)         (0.06)        --      8.85    (10.90)       478       1.75       (0.66)
----------------------------------------------------------------------------------------------------------------------------------

                           RATIO OF NET
              RATIO OF      INVESTMENT
              EXPENSES     INCOME (LOSS)
             TO AVERAGE     TO AVERAGE
            NET ASSETS      NET ASSETS    PORTFOLIO
             (EXCLUDING     (EXCLUDING    TURNOVER
               WAIVERS)       WAIVERS)      RATE
-----------------------------------------------------
GROWTH PORTFOLIO
-----------------------------------------------------
Institutional Shares
    2002*      1.12%         (0.34)%       62.54%
    2002       1.11          (0.33)       112.16
    2001       1.06          (0.34)       106.05
    2000       1.06          (0.19)        82.69
    1999       1.08           0.10         70.60
    1998       1.07           0.03        131.54
Class A Shares
    2002*      1.37%         (0.59)%      62.54%
    2002       1.36          (0.58)       112.16
    2001       1.31          (0.60)       106.05
    2000       1.31          (0.52)        82.69
    1999       1.33          (0.21)        70.60
    1998       1.32          (0.21)       131.54
-----------------------------------------------------
VALUE PORTFOLIO
-----------------------------------------------------
Institutional Shares
    2002*      1.09%          0.27%        56.72%
    2002       1.08           0.55        106.05
    2001       1.06           0.76        152.24
    2000       1.09           0.36        102.11
    1999       1.17           0.37        172.09
    1998(1)    1.28           0.54         90.97
Class A Shares
    2002*      1.34%          0.02%        56.72%
    2002       1.34           0.30        106.05
    2001       1.31           0.52        152.24
    2000       1.34           0.10        102.11
    1999       1.42           0.13        172.09
    1998(1)    1.53           0.13         90.97
-----------------------------------------------------
SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------
Institutional Shares
    2002*      1.40%         (0.03)%       18.78%
    2002       1.36           0.39         30.12
    2001       1.33           0.62         65.13
    2000(2)    1.55           0.56         10.86
Class A Shares
    2002*      1.65%         (0.28)%       18.78%
    2002       1.62           0.10         30.12
    2001       1.58           0.33         65.13
    2000(2)    1.83           0.49         10.86
-----------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------
Institutional Shares
    2002*      1.53%          0.41%        53.67%
    2002       1.69          (0.52)       120.11
    2001(3)    1.61          (0.19)        69.48
Class A Shares
    2002*      1.78%          0.17%        53.67%
    2002       1.94          (0.71)       120.11
    2001(3)    1.93          (0.84)        69.48
-----------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
* For the six-month period ended July 31, 2002 (Unaudited). All ratios for the period have been annualized.
+ Total return does not reflect the sales charge on Class A Shares. Return is for the period indicated and has not been annualized.

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS


                                                                                                                       RATIO OF
             NET                       REALIZED           DISTRIBUTIONS      NET                 NET                     NET
            ASSET                        AND        --------------------    ASSET               ASSETS    RATIO OF    INVESTMENT
            VALUE         NET         UNREALIZED       NET        NET       VALUE                END      EXPENSES   INCOME (LOSS)
          BEGINNING   INVESTMENT      GAIN (LOSS)   INVESTMENT  REALIZED     END      TOTAL   OF PERIOD  TO AVERAGE   TO AVERAGE
          OF PERIOD  INCOME (LOSS)  ON INVESTMENTS    INCOME      GAIN    OF PERIOD  RETURN+    (000)    NET ASSETS   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
    2002*  $10.03       $ 0.27         $ 0.05         $(0.27)    $   --    $10.08      3.29%  $107,338       0.65%       5.54%
    2002     9.93         0.57           0.10          (0.57)        --     10.03      6.88    114,908       0.65        5.68
    2001     9.35         0.58           0.58          (0.58)        --      9.93     12.81    160,510       0.65        6.07
    2000    10.32         0.55          (0.97)         (0.55)        --      9.35     (4.07)   147,549       0.65        5.70
    1999    10.04         0.60           0.29          (0.60)     (0.01)    10.32      8.60    148,165       0.65        5.46
    1998     9.83         0.56           0.21          (0.56)        --     10.04      8.07    125,936       0.65        5.66
Class A Shares
    2002*  $10.03       $ 0.26         $ 0.05         $(0.26)    $   --    $10.08      3.16%  $  8,253       0.90%       5.29%
    2002     9.92         0.54           0.11          (0.54)        --     10.03      6.73      7,793       0.90        5.43
    2001     9.35         0.56           0.56          (0.55)        --      9.92     12.42      6,740       0.90        5.81
    2000    10.31         0.53          (0.96)         (0.53)        --      9.35     (4.22)     6,224       0.90        5.52
    1999    10.04         0.57           0.28          (0.57)     (0.01)    10.31      8.23      2,175       0.90        5.15
    1998     9.83         0.53           0.21          (0.53)        --     10.04      7.78         64       0.90        5.40
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN TAX FREE BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
    2002*  $10.19       $ 0.22         $ 0.14         $(0.22)    $   --    $10.33      3.53%  $ 75,480       0.65%       4.26%
    2002    10.14         0.44           0.10          (0.44)     (0.05)    10.19      5.42     74,521       0.65        4.33
    2001     9.72         0.44           0.44          (0.45)     (0.01)    10.14      9.29     88,838       0.65        4.48
    2000    10.33         0.43          (0.61)         (0.43)        --      9.72     (1.79)    89,445       0.65        4.30
    1999    10.24         0.48           0.10          (0.48)     (0.01)    10.33      5.40     90,115       0.65        4.32
    1998(1) 10.00         0.27           0.26          (0.27)     (0.02)    10.24      5.35     85,556       0.65        4.41
Class A Shares
    2002*  $10.20       $ 0.20         $ 0.13         $(0.20)    $   --    $10.33      3.30%  $    739       0.90%       4.03%
    2002    10.15         0.41           0.10          (0.41)     (0.05)    10.20      5.15        691       0.90        4.08
    2001     9.72         0.43           0.44          (0.43)     (0.01)    10.15      9.19        729       0.90        4.24
    2000    10.33         0.40          (0.61)         (0.40)        --      9.72     (2.03)       215       0.90        4.01
    1999    10.24         0.46           0.10          (0.46)     (0.01)    10.33      5.17        229       0.90        4.07
    1998(1) 10.00         0.27           0.26          (0.27)     (0.02)    10.24      5.31         10       0.90        4.15
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
    2002*  $ 1.00       $ 0.01         $   --         $(0.01)    $   --    $ 1.00      0.73%  $130,812       0.40%       1.47%
    2002     1.00         0.03             --          (0.03)        --      1.00      3.46    135,776       0.40        3.34
    2001     1.00         0.06             --          (0.06)        --      1.00      6.26    115,659       0.40        6.08
    2000     1.00         0.05             --          (0.05)        --      1.00      5.04    114,349       0.40        4.91
    1999     1.00         0.06             --          (0.06)        --      1.00      5.30    153,649       0.40        5.17
    1998     1.00         0.05             --          (0.05)        --      1.00      5.41    127,977       0.40        5.29
Class A Shares
    2002*  $ 1.00       $ 0.01         $   --         $(0.01)    $   --    $ 1.00      0.60%  $ 14,946       0.65%       1.22%
    2002     1.00         0.03             --          (0.03)        --      1.00      3.20     15,515       0.65        3.04
    2001     1.00         0.06             --          (0.06)        --      1.00      6.00     11,994       0.65        5.83
    2000     1.00         0.05             --          (0.05)        --      1.00      4.77      8,578       0.65        4.74
    1999     1.00         0.05             --          (0.05)        --      1.00      5.03      6,525       0.65        4.92
    1998     1.00         0.05             --          (0.05)        --      1.00      5.15      6,381       0.65        4.99
-----------------------------------------------------------------------------------------------------------------------------------

                           RATIO OF NET
              RATIO OF      INVESTMENT
              EXPENSES     INCOME (LOSS)
             TO AVERAGE     TO AVERAGE
            NET ASSETS      NET ASSETS    PORTFOLIO
             (EXCLUDING     (EXCLUDING    TURNOVER
               WAIVERS)       WAIVERS)      RATE
---------------------------------------------------
INTERMEDIATE-TERM INCOME PORTFOLIO
----------------------------------------------------
Institutional Shares
    2002*      0.83%          5.36%         3.57%
    2002       0.81           5.52          9.84
    2001       0.80           5.92         16.25
    2000       0.80           5.55         24.93
    1999       0.80           5.31         76.46
    1998       0.80           5.51         60.78
Class A Shares
    2002*      1.08%          5.11%         3.57%
    2002       1.06           5.27          9.84
    2001       1.05           5.66         16.25
    2000       1.05           5.37         24.93
    1999       1.05           5.00         76.46
    1998       1.05           5.25         60.78
----------------------------------------------------
MICHIGAN TAX FREE BOND PORTFOLIO
----------------------------------------------------
Institutional Shares
    2002*      0.86%          4.05%         0.00%
    2002       0.84           4.14          0.00
    2001       0.82           4.31         11.47
    2000       0.82           4.13          2.42
    1999       0.81           4.16          6.55
    1998(1)    0.82           4.24          9.77
Class A Shares
    2002*      1.11%          3.82%         0.00%
    2002       1.09           3.89          0.00
    2001       1.08           4.06         11.47
    2000       1.07           3.84          2.42
    1999       1.06           3.91          6.55
    1998(1)    1.07           3.98          9.77
----------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO
----------------------------------------------------
Institutional Shares
    2002*      0.62%          1.25%          N/A
    2002       0.61           3.13           N/A
    2001       0.60           5.88           N/A
    2000       0.60           4.71           N/A
    1999       0.60           4.97           N/A
    1998       0.59           5.10           N/A
Class A Shares
    2002*      0.87%          1.00%          N/A
    2002       0.86           2.83           N/A
    2001       0.85           5.63           N/A
    2000       0.86           4.53           N/A
    1999       0.85           4.72           N/A
    1998       0.84           4.80           N/A
----------------------------------------------------

(1) Commenced operations on June 23, 1997. All ratios for the period have been annualized.
(2) Commenced operations on September 1, 1999. All ratios for the period have been annualized.
(3) Commenced operations on July 10, 2000. Per share amounts were calculated based on average shares outstanding.
    All ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2002

1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the Golden Oak International Equity Portfolio are valued based on quotations from the primary market in which they are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Golden Oak International Equity Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Golden Oak International Equity

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                     (Unaudited)

Portfolio accrues such taxes when the related income is earned.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Golden Oak International Equity Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   o market value of investment securities, other assets and liabilities at the current rate of exchange; and

   o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Golden Oak International Equity Portfolio does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.

The Golden Oak International Equity Portfolio reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The value of an individual share in a portfolio is computed by adding the value of the proportionate interest of each class in a Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A Shares bear a class specific 12b-1 fee.

DISTRIBUTIONS -- Distributions from net investment income are declared and paid at least annually to Shareholders of the Golden Oak International Equity Portfolio and quarterly to Shareholders of the remaining Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration

July 31, 2002

Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of ..20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $50,000 for each of the Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, International Equity Portfolio, and the Golden Oak Michigan Tax Free Bond Portfolio.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A Shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A Shares of each Portfolio.

4. Investment Advisory Agreements:

The Trust entered into an Investment Advisory Agreement with Citizens Bank dated January 28, 1993 which was assigned to CB Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Citizens Bank, on May 11, 2001. Pursuant to the Investment Advisory Agreement the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth and Small Cap Value Portfolios, .29% of the first $50 million, .39% of the next $50 million, and ..34% of any amount above $100 million of the average daily net assets of the Value Portfolio, .30% of the average daily net assets of the International Equity Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million and .28% of any amount above $500 million of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive all or a portion of their fees (and to reimburse Portfolio's expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth Portfolio pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolio.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value and Small Cap Value Portfolios pursuant to a sub-advisory agreement dated May 28, 1998 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Value Portfolio and .65% of the average daily net assets of the Small Cap Value Portfolio.

BlackRock International, Ltd. serves as the investment sub-adviser for the International Equity Portfolio pursuant to a sub-advisory agreement dated May 31, 2000, with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .60% of the first $35 million, .50% of the next $65 million, and .40% of any amount above $100 million of the average daily net assets of the Portfolio.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                     (Unaudited)

5. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

The Trust has paid legal fees to a law firm of which a trustee of the Trust is a partner.

The Golden Oak Growth, Value, Small Cap Value, and Intermediate-Term Income Portfolios have entered into agreements with the Distributor to act as an agent in placing repurchase agree- ments for the Portfolios. For its services, the Distributorreceived $2,571 for the six months ending July 31, 2002.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the six-month period ended July 31, 2002, were as follows:

                                                        Inter-
                                   Small     Inter-    mediate-   Michigan
                                    Cap     national     Term     Tax Free
               Growth    Value     Value     Equity     Income      Bond
                (000)    (000)     (000)      (000)      (000)      (000)
--------------------------------------------------------------------------------
Purchases:
U.S. Gov't    $    --   $    --   $    --   $    --     $1,829     $   --
Other          34,448    44,837     8,742    31,427      1,975         --
Sales:
U.S. Gov't    $    --   $    --   $    --   $    --     $5,106     $   --
Other          52,448    79,048    11,891    23,049      7,810      3,271

At July 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 2002, for the Equity and Bond Portfolios are as follows:

                                                                  Inter-
                                           Small     Inter-      mediate-   Michigan
                                            Cap     national       Term     Tax Free
                      Growth     Value     Value     Equity       Income      Bond
                       (000)     (000)     (000)      (000)       (000)      (000)
------------------------------------------------------------------------------------
Apprec. Securities   $ 1,953   $  3,470   $ 7,700    $ 1,316     $ 6,420     $4,227
Deprec. Securities    (8,971)   (10,638)   (6,044)    (4,832)     (2,361)       (68)
                     -------   --------   -------    -------     --------    -------
Book Net Unrealized
  Apprec. (Deprec.)  $(7,018)  $ (7,168)  $ 1,656    $(3,516)    $ 4,059     $4,159
                     =======   ========   =======    =======     ========    ======

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are

NOTES TO FINANCIAL STATEMENTS (concluded)
July 31, 2002

permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The Portfolios had capital loss carryforwards at January 31, 2002 as follows
(000):

                        Expiration
Fund                       Date         Amount
------------------      ----------     --------
Growth Portfolio           2010        $20,818
Value Portfolio            2010          3,133
International Equity
   Portfolio             2009-2010       7,164
Intermediate-Term
   Income Portfolio      2008-2009       1,961
Prime Obligation Money
   Market Portfolio      2005-2010          27

For tax purposes, the losses in the Portfolios can be carried forward for a maximum of eight years to offset any net realized capital gains.


8. Forward Foreign Currency Contracts:

The Golden Oak International Equity Portfolio enters into forward foreign currency exchange contracts as a hedge against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contract was outstanding on July 31, 2002:

                                                In        Unrealized
                           Contracts to      Exchange    Appreciation
                          Deliver/Receive      for      (Depreciation)
Maturity Dates                 (000)          (000)         (000)
------------------        ----------------   ---------  --------------
FOREIGN CURRENCY SALES
08/05/02       EUR              147            $99           $--

Currency Legend
----------------
EUR -- Euro Dollar

9. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                     (Unaudited)

The Golden Oak Michigan Tax Free Bond Portfolio invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Golden Oak Michigan Tax Free Bond invests primarily in obligations located in Michigan.

10. Subsequent Events:

On August 23, 2002 the assets of the Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio were acquired by the corresponding series of the Golden Oak Family of Funds pursuant to an Agreement and Plan of Reorganization (see page 34, Shareholder Voting Results).

SHAREHOLDER VOTING RESULTS                            GOLDEN OAK FAMILY OF FUNDS
July 31, 2002                                                          Unaudited

Shareholders approved the Agreement and Plan of Reorganization between The Arbor Fund, on behalf of the Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio (each a "Selling Fund" and collectively the "Selling Funds"), and the Golden Oak Family of Funds on behalf of its corresponding series, whereby the Golden Oak Family of Funds on behalf of its corresponding series, whereby the Golden Oak Family of Funds, would acquire all of the assets of the corresponding Selling Fund in exchange for Class A Shares and Institutional Shares, respectively, of such series of the Golden Oak Family of Funds to be distributed pro rata to the Golden Oak Family of Funds to the shareholders of its series to the portfolios in complete liquidation and termination of the Selling Funds.

       A. The vote of the GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO shareholders on the proposal for approval of the Agreement and Plan of Reorganization, was as follows:

FOR           99.56% of shares voted             84.73% of shares outstanding
AGAINST        0.28% of shares voted              0.23% of shares outstanding
ABSTAIN        0.15% of shares voted              0.13% of shares outstanding

       B. The vote of the GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO shareholders on the proposal for approval of the Agreement and Plan of Reorganization, was as follows:

FOR           100% of shares voted               95.82% of shares outstanding
AGAINST         0% of shares voted                0% of shares outstanding
ABSTAIN         0% of shares voted                0% of shares outstanding

       C. The vote of the GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO shareholders on the proposal for approval of the Agreement and Plan of Reorganization, was as follows:

FOR           99.32% of shares voted             83.71% of shares outstanding
AGAINST        0.44% of shares voted              0.37% of shares outstanding
ABSTAIN        0.22% of shares voted              0.19% of shares outstanding

SHAREHOLDER VOTING RESULTS                            GOLDEN OAK FAMILY OF FUNDS
July 31, 2002                                                          Unaudited

       D. The vote of the GOLDEN OAK GROWTH PORTFOLIO shareholders on the proposal for approval of the Agreement and Plan of Reorganization, was as follows:

FOR           99.65% of shares voted             82.63% of shares outstanding
AGAINST        0.29% of shares voted              0.24% of shares outstanding
ABSTAIN        0.05% of shares voted              0.04% of shares outstanding

       E. The vote of the GOLDEN OAK VALUE PORTFOLIO shareholders on the proposal for approval of the agreement and Plan of Reorganization, was as follows:

FOR           99.74% of shares voted             86.06% of shares outstanding
AGAINST        0.22% of shares voted              0.19% of shares outstanding
ABSTAIN        0.02% of shares voted              0.02% of shares outstanding

       F. The vote of the GOLDEN OAK SMALL CAP VALUE PORTFOLIO shareholders on the proposal for approval of the Agreement and Plan of Reorganization, was as follows:

FOR           99.67% of shares voted             83.77% of shares outstanding
AGAINST        0.29% of shares voted              0.24% of shares outstanding
ABSTAIN        0.03% of shares voted              0.03% of shares outstanding


       G. The vote of the GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO shareholders on the proposal for approval of the Agreement and Plan of Reorganization, was as follows:

FOR           99.84% of shares voted             92.90% of shares outstanding
AGAINST        0.13% of shares voted              0.12% of shares outstanding
ABSTAIN        0.01% of shares voted              0.01% of shares outstanding

NOTES

NOTES

THE GOLDEN OAK FAMILY OF FUNDS

GROWTH PORTFOLIO
VALUE PORTFOLIO
SMALL CAP VALUE PORTFOLIO
INTERNATIONAL EQUITY PORTFOLIO
INTERMEDIATE-TERM INCOME PORTFOLIO
MICHIGAN TAX FREE BOND PORTFOLIO
PRIME OBLIGATION MONEY MARKET PORTFOLIO



INVESTMENT ADVISER

CB Capital Management, Inc.
328 S. Saginaw Street
Flint, Michigan 48502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-545-6331
BY MAIL: Write to us
         Golden Oak Family of Funds
         c/o The Arbor Fund
         P.O. Box 219947
         Kansas City, Missouri 64121-9749

GOK-SA-001-0200